Brian Link Managing Director T 802-251-0408 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

February 29, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Litman Gregory Funds Trust—File Nos. 333-10015 and 811-07763

Ladies and Gentlemen:

We are Administrator to Litman Gregory Funds Trust (the “Registrant”). The enclosed Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purposes of the Amendment are to: (i) seek review by the staff of the Securities and Exchange Commission of a revised prospectus and a revised statement of additional information with respect to the change in name and principal strategies and the addition of a new sub-advisor on the iMGP SBH Focused Small Value Fund, and (ii) reflect various other non-material changes.

Please contact the undersigned at (802) 251-0408 with comments and questions.

Thanks,

/s/ Brian F. Link

Brian F. Link, Esq.

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